GENERAL AND ADMINISTRATIVE EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative	CAD 103,870	CAD 105,041	CAD 110,260
Share-based compensation expense	22,558	21,548	27,025
General and Administrative Expense
General and administrative	CAD 81,312	CAD 83,493	CAD 83,235